Financial Highlights (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Financial Highlights [Line Items]
Incentive fees	25.00%
SERIES A
Financial Highlights [Line Items]
Total return before incentive fees and MF Global	(13.70%)	[1]	(14.80%)	[1]
Incentive fees	0.00%	[1]
MF Global (See Note 4)	0.30%	[1]	(0.90%)	[1]
Total return after incentive fees	(13.40%)	[1]	(15.70%)	[1]
Operating expenses before incentive fees	9.00%		8.50%
Incentive fees	0.00%		0.00%	[1]
Incentive fees	0.00%		0.00%	[1]
MF Global (See Note 4)	(0.20%)		0.90%
Total expenses	8.80%		9.40%
Net investment loss	(8.80%)		(9.40%)
Net asset value per unit, beginning of year	$ 1,306.48		$ 1,550.72
Net investment loss	$ (110.86)		$ (143.34)
Net loss on investments	$ (65.13)		$ (100.90)
Net asset value per unit, end of year	$ 1,130.49		$ 1,306.48
Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during year)	$ (161.72)		$ (246.81)
Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit during year)	$ (175.99)		$ (244.24)
SERIES B
Financial Highlights [Line Items]
Total return before incentive fees and MF Global	(18.00%)	[1]	(20.30%)	[1]
Incentive fees	0.00%	[1]
MF Global (See Note 4)	(0.20%)	[1]	(1.30%)	[1]
Total return after incentive fees	(18.20%)	[1]	(21.60%)	[1]
Operating expenses before incentive fees	10.00%		9.20%
Incentive fees	0.00%		0.00%	[1]
Incentive fees	0.00%		0.00%	[1]
MF Global (See Note 4)	0.10%		1.10%
Total expenses	10.10%		10.30%
Net investment loss	(10.10%)		(10.20%)
Net asset value per unit, beginning of year	$ 1,391.44		$ 1,773.52
Net investment loss	$ (132.68)		$ (178.54)
Net loss on investments	$ (120.11)		$ (203.54)
Net asset value per unit, end of year	$ 1,138.65		$ 1,391.44
Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during year)	$ (243.71)		$ (337.97)
Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit during year)	$ (252.79)		$ (382.08)

[1]	Total return is calculated for each Series of the Fund taken as a whole. An individual investor's return may vary from these returns based on the timing of capital transactions.